OTHER EXPENSE, NET - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Doubtful debt provision	$ 2,000	$ 1,920
Change in liability for future earn-out	(59)	(202)
Other	(792)	(83)
Total other expense, net	$ 1,149	$ 1,635